ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Accounts Payable and Accured Liabilities [Abstract]
Operating accrued liabilities	$ 258	$ 195
Accounts payable	154	118
Interest payable on non-recourse borrowings	85	71
Income tax payable	74	3
Current portion of lease liabilities	26	25
Exchangeable shares distributions distributions payable	14	16
Other	10	24
Total accounts payable and accrued liabilities	$ 621	$ 452